SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES	$ 110	$ 134	$ 1,087	$ 506	$ 665	$ 387
UNITED STATES
REVENUES					553	273
UNITED KINGDOM
REVENUES					65	48
ISRAEL
REVENUES						19
Other [Member]
REVENUES					$ 47	$ 47